Share-Based Compensation (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility		80.00%
Minimum
Share-Based Compensation (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected term	1 month 20 days	2 years 9 months 14 days
Risk-free interest rate	0.22%	1.30%
Expected volatility	85.00%
Maximum
Share-Based Compensation (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Expected term	5 years	5 years
Risk-free interest rate	0.41%	2.70%
Expected volatility	90.00%